Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 2,663	$ 37,973
TOTAL CURRENT ASSETS	2,663	37,973
TOTAL ASSETS	2,663	37,973
CURRENT LIABILITIES
Accounts payable and accrued expenses	7,500	7,500
Judgments payable	2,300,945	2,300,945
TOTAL CURRENT LIABILITIES	2,308,445	2,308,445
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock ($.01 par value, 100,000,000 shares authorized; 43,885,900 and 28,885,900 common shares issued and outstanding at December 31, 2011 and 2010, respectively)	438,859	288,859
Preferred stock ($5.00 par value, 10,000,000 shares authorized; no preferred shares issued and outstanding at December 31, 2011 and 2010, respectively)	0	0
Additional paid in capital	2,507,473	1,907,473
Retained (deficit)	(5,252,114)	(4,466,804)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(2,305,782)	(2,270,472)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,663	$ 37,973